INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2013 Switzerland USD ($)	Dec. 31, 2012 Switzerland USD ($)	Dec. 31, 2011 Switzerland USD ($)	Dec. 31, 2013 United States USD ($)	Dec. 31, 2012 United States USD ($)	Dec. 31, 2011 United States USD ($)	Dec. 31, 2013 Other jurisdictions USD ($)	Dec. 31, 2012 Other jurisdictions USD ($)	Dec. 31, 2011 Other jurisdictions USD ($)
TAX EXPENSE
Period of statute of limitations				3 years	3 years
Period of statute of limitations under special circumstances				5 years	5 years
Minimum underpayment of income tax liability, specifically listed as a special circumstance				$ 15,900	100,000
Period of statute of limitations for transfer pricing related adjustment				10 years	10 years
Unrecognized tax benefits pertaining to uncertain tax positions	0	0
Period for which significant increase in unrecognized tax benefit is not expected	12 months
Income (loss) before income taxes:
Loss before income taxes	(85,266,231)	(291,960,599)	(30,510,623)
Total loss before income taxes				(42,539,327)		(185,318,162)	(3,556,550)
Total loss before income taxes								(30,799,509)	(51,593,606)	(5,581,319)	5,798,384	36,911,818	1,023,440	(17,725,779)	(18,137,013)	(22,396,194)
Current tax expense:
Total current tax expense (benefit)	4,608,489	(1,146,156)	11,889,228
Total current tax expense (benefit)				149,516		1,946,775	7,416,997
Total current tax expense (benefit)								4,441,146	(4,327,859)		(2,370,118)	876,505	3,249,978	2,387,945	358,423	1,222,253
Deferred tax (benefit) expense:
Total deferred tax benefit	(17,638,880)	(24,258,916)	(4,579,609)
Total deferred tax benefit				(20,077,224)		(27,888,483)	(1,742,264)
Total deferred tax benefit								(1,230,256)	762,913	534,770		3,211,018	(2,834,865)	3,668,600	(344,364)	(537,250)
Total income taxes expense (benefit)	$ (13,030,391)	$ (25,405,072)	$ 7,309,619